Consolidated Statements of Changes in Equity - CLP ($) $ in Millions	Capital	Reserves and other retained earnings	Effects of merger of companies under common control	Fair value reserve	Cash flow hedge	Income tax effects	Retained earnings of prior years	Income for the year	Provision for mandatory dividends	Total attributable to shareholders of the Bank	Non-controlling interest	Total
Equity at beginning at Dec. 31, 2016	$ 891,303	$ 1,642,336	$ (2,224)	$ 6,449	$ 2,288	$ (2,097)	$ 37,551	$ 476,067	$ (142,815)	$ 2,908,858	$ 29,341	$ 2,938,199
Changes in equity [Roll Forward]
Distribution of income from previous period							476,067	(476,067)
Equity at beginning at Dec. 31, 2016	891,303	1,642,336	(2,224)	6,449	2,288	(2,097)	513,618		(142,815)	2,908,858	29,341	2,938,199
Changes in equity [Roll Forward]
Dividends distributions/ withdrawals made							(330,645)		142,815	(187,830)	(242)	(188,072)
Transfer of retained earnings to reserves		141,706					(141,706)
Provision for mandatory dividends									(168,840)	(168,840)		(168,840)
Subtotal		141,706					(472,351)		(26,025)	(356,670)	(242)	(356,912)
Other comprehensive income				(5,990)	(5,850)	2,888				(8,952)	336	(8,616)
Result of continuous operations								559,982		559,982	12,448	572,430
Result of discontinuous operations								2,819		2,819		2,819
Subtotal				(5,990)	(5,850)	2,888		562,801		553,849	12,784	566,633
Equity at ending at Dec. 31, 2017	891,303	1,784,042	(2,224)	459	(3,562)	791	41,267	562,801	(168,840)	3,106,037	41,883	3,147,920
Changes in equity [Roll Forward]
Distribution of income from previous period							562,801	(562,801)
Equity at beginning at Dec. 31, 2017	891,303	1,784,042	(2,224)	459	(3,562)	791	604,068		(168,840)	3,106,037	41,883	3,147,920
Changes in equity [Roll Forward]
Impact of adopting IFRS 9				394		(19)	(82,367)			(81,992)		(81,992)
Restated opening balance under IFRS 9	891,303	1,784,042	(2,224)	853	(3,562)	772	521,701		(168,840)	3,024,045	41,883	3,065,928
Dividends distributions/ withdrawals made							(423,611)		168,840	(254,771)	4	(254,767)
Transfer of retained earnings to reserves		141,204					(141,204)
Provision for mandatory dividends									(178,600)	(178,600)		(178,600)
Subtotal		141,204					(564,815)		(9,760)	(433,371)	4	(433,367)
Other comprehensive income				4,799	13,365	(4,874)				13,290	(84)	13,206
Result of continuous operations								591,563		591,563	4,360	591,563
Result of discontinuous operations								3,770		3,770		3,770
Subtotal				4,799	13,365	(4,874)		595,333		608,623	4,276	612,899
Equity at ending at Dec. 31, 2018	891,303	1,925,246	(2,224)	5,652	9,803	(4,102)	(43,114)	595,333	(178,600)	3,199,297	46,163	3,245,460
Changes in equity [Roll Forward]
Distribution of income from previous period							595,333	(595,333)
Equity at beginning at Dec. 31, 2018	891,303	1,925,246	(2,224)	5,652	9,803	(4,102)	552,219		(178,600)	3,199,297	46,163	3,245,460
Changes in equity [Roll Forward]
Purchase of Santander Consumer S.A.		(37,041)								(37,041)	31,437	(5,604)
Dividends distributions/ withdrawals made							(355,141)		178,600	(176,541)		(176,541)
Transfer of retained earnings to reserves		236,761					(236,761)
Provision for mandatory dividends									(185,727)	(185,727)		(185,727)
Subtotal		199,720					(591,902)		(7,127)	(399,309)	31,437	(367,872)
Other comprehensive income				22,483	(50,238)	7,546				(20,209)	(189)	(20,398)
Result of continuous operations								617,392		617,392	2,222	619,614
Result of discontinuous operations								1,699		1,699		1,699
Subtotal				22,483	(50,238)	7,546		619,091		598,882	2,033	600,915
Equity at ending at Dec. 31, 2019	$ 891,303	$ 2,124,966	$ (2,224)	$ 28,135	$ (40,435)	$ 3,444	$ (39,683)	$ 619,091	$ (185,727)	$ 3,398,870	$ 79,633	$ 3,478,503